UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   November 5, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total: $41,389

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104Q107     1126   133750 SH       SOLE                   133750
American Express               COM              025816109     1998    58941 SH       SOLE                    58941
Annaly Capital Mgmt            COM              035710409     1179    64982 SH       SOLE                    64982
Apple Computer                 COM              037833100     2409    12996 SH       SOLE                    12996
Arch Cap Group Ltd             COM              g0450a105      203     3000 SH       SOLE                     3000
Aspen Insurance                COM              g05384105      212     8000 SH       SOLE                     8000
Axis Capital Holding           COM              g0692u109      241     8000 SH       SOLE                     8000
Banco Bilbao                   COM              05946K101      315    17647 SH       SOLE                    17647
Bank of America                COM              060505104      196    11603 SH       SOLE                    11603
Berkshire Hathaway B           COM              084670207     3011      906 SH       SOLE                      906
Buckeye GP Holdings L.P.       COM              118167105      410    17000 SH       SOLE                    17000
Calamos Asset Mgmt             COM              12811R104     1093    83727 SH       SOLE                    83727
Calpine Corp                   COM              131347304      819    71100 SH       SOLE                    71100
Canadian Zinc Corp             COM              136802105        4    12500 SH       SOLE                    12500
ChevronTexaco                  COM              166764100      313     4441 SH       SOLE                     4441
Chicago Merc Exch              COM              12572Q105      616     2000 SH       SOLE                     2000
Cisco Systems Inc              COM              17275R102      273    11600 SH       SOLE                    11600
Coca Cola                      COM              191216100      383     7125 SH       SOLE                     7125
Comcast A Spcl                 COM              20030N200      488    30375 SH       SOLE                    30375
ConocoPhillips                 COM              20825C104      846    18725 SH       SOLE                    18725
Covidien Ltd                   COM              030852800      608    14060 SH       SOLE                    14060
Cryo-cell Intl                 COM              228895108       14     7000 SH       SOLE                     7000
DWS Strategic Muni Inc Trust   COM              23338T101      203    16100 SH       SOLE                    16100
Dell Inc                       COM              24702R101      551    36100 SH       SOLE                    36100
Disney, Walt Hldg Co           COM              254687106      820    29860 SH       SOLE                    29860
Enterprise Group Holdings      COM              293716106      282     9530 SH       SOLE                     9530
Exxon Mobil Corp               COM              30231G102     2672    38945 SH       SOLE                    38945
First Marblehead Corp          COM              320771108       21     9675 SH       SOLE                     9675
General Electric               COM              369604103     1254    76360 SH       SOLE                    76360
Greenlight Capital             COM              G4095J109      848    45100 SH       SOLE                    45100
Group 1 Automotive             COM              398905109      411    15320 SH       SOLE                    15320
Home Depot Inc                 COM              437076102     1099    41266 SH       SOLE                    41266
Johnson & Johnson              COM              478160104     1975    32434 SH       SOLE                    32434
Kinder Morgan                  COM              494550106      630    11654 SH       SOLE                    11654
Kinder Morgan Mgmt             COM              49455U100      481    10169 SH       SOLE                    10169
Legg Mason Inc                 COM              524901105      581    18725 SH       SOLE                    18725
Microsoft Inc                  COM              594918104     2545    98952 SH       SOLE                    98952
Mohawk Industries              COM              608190104      539    11300 SH       SOLE                    11300
Natl Oilwell Varco             COM              637071101      688    15945 SH       SOLE                    15945
News Corp Ltd ADR              COM              65248E203      406    29000 SH       SOLE                    29000
Pepsico                        COM              713448108     1122    19130 SH       SOLE                    19130
Pfizer Inc                     COM              717081103      663    40047 SH       SOLE                    40047
Prepaid Card Hldgs Inc         COM              74071E108        0    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      377     6509 SH       SOLE                     6509
Qualcomm Inc                   COM              747525103      364     8090 SH       SOLE                     8090
Research in Motion             COM              760975102      352     5200 SH       SOLE                     5200
Royal Dutch Shell ADR          COM              780259206      256     4469 SH       SOLE                     4469
S&P Depository Receipts        COM              78462F103      896     8490 SH       SOLE                     8490
SBA Communications CP          COM              78388j106     1612    59655 SH       SOLE                    59655
Sears Holding Corp             COM              812350106      882    13500 SH       SOLE                    13500
Streetracks Gold Shs           COM              78463V107      491     4966 SH       SOLE                     4966
Walmart                        COM              931142103      819    16675 SH       SOLE                    16675
Weingarten Realty              COM              948741103      496    24875 SH       SOLE                    24875
Western Asset Inter            COM              958435109      297    32800 SH       SOLE                    32800